Debt (Senior Convertible Notes) (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2007
Debt Instrument [Line Items]
Long-term debt	$ 5,431,948,000	$ 5,168,226,000
Convertible Debt | Senior Convertible Notes
Debt Instrument [Line Items]
Face value			600,000,000
Stated interest rate			1.25%
Long-term debt	0	593,983,000
Discount on debt		$ 6,000,000
Effective interest rate	6.40%